Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (62,208)	$ (8,768)	¥ (90,022)
Net loss from discontinued operations	(28,622)	(4,034)	(6,439)
Net loss from continuing operations	(33,586)	(4,734)	(83,583)
Adjustments to reconcile net loss from operations to net cash used by operating activities
Depreciation and amortization	6,736	949	5,769
Allowances for obsolete inventories, net	688	97	(356)
Provision for doubtful account, net	152	21
Share-based compensation and expenses	8,892	1,253	63,656
Loss on disposal of property and equipment			184
Deferred tax	(171)	(24)	(171)
Net changes in operating assets and liabilities:
Accounts receivable	4,118	580	(27,463)
Prepaid expenses and other current assets	(361,724)	(50,983)	(22,908)
Inventories	4,459	628	17,265
Accounts payable	(10,606)	(1,495)	18,217
Other payables and accrued liabilities	4,213	594	8,252
Related parties	2,949	416	877
Government grants	(2,542)	(358)	8,697
Net cash used in operating activities - Continuing operations	(376,422)	(53,056)	(11,023)
Net cash (used in) provided by operating activities - Discontinued operations	246	35	(4,115)
Net cash used in operating activities	(376,176)	(53,021)	(15,138)
Cash flow from investing activities:
Acquisition of property, plant and equipment	(971)	(137)	(2,593)
Payment for intangible assets			(307)
Proceeds from sale of property, plant and equipment	6,500	916
Net cash (used in) provided by investing activities - Continuing operations	5,529	779	(2,900)
Net cash used in investing activities - Discontinued operations	(9)	(1)
Net cash (used in) provided by investing activities	5,520	778	(2,900)
Cash flow from financing activities:
Proceeds from short-term borrowings	60,571	8,537	66,300
Loan received from a shareholder	41,796	5,891	4,010
Repayment of loan from a shareholder	(14,200)	(2,001)	(3,000)
Repayment of short-term borrowings	(57,557)	(8,112)	(48,145)
Repayments of long-term borrowings	(7,950)	(1,121)	(870)
Proceeds from issuance of ordinary shares	350,001	49,331
Payment of capital lease obligation	(498)	(70)
Net cash provided by financing activities	372,163	52,455	18,295
Effect of exchange rate changes on cash and cash equivalent and restricted cash	3,234	456	4,985
Net increase in cash and cash equivalent and restricted cash	4,741	668	5,242
Cash and cash equivalents and restricted cash at beginning of year	72,434	10,209	67,192
Cash and cash equivalents and restricted cash at end of year	77,175	10,877	72,434
Less: Cash and cash equivalent and restricted cash - Discontinued operations			14
Cash and cash equivalents and restricted cash at end of year - Continuing operations	77,175	10,877	72,420
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)
Interest paid	3,635	512	4,075
Restricted cash	500	70	500
Cash and cash equivalents	76,675	10,807	71,920
Cash and cash equivalents and restricted cash at end of year - Continuing operations	¥ 77,175	$ 10,877	¥ 72,420